KPMG LLP
Suite 1050
833 East Michigan Street
Milwaukee, WI 53202-5337

# Report of Independent Registered Public Accounting Firm

To the Board of Directors of Sentry Life Insurance Company and the
Contract Owners of Sentry Variable Account II:

*Opinion on the Financial Statements*

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix, that comprise the Sentry Variable Account II (the Separate Account), as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) including the financial highlights in Note 7 for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

*Basis for Opinion*

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of the Separate Account since 2007.

Milwaukee, Wisconsin
February 22, 2021

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

Assets:

Investments at fair value:

*	Janus Henderson Series - Institutional Shares:
	**	Research Portfolio, 21,899 shares (cost $ 710,385)	$1,080,736
		Enterprise Portfolio, 154,967 shares (cost $ 8,545,599)	14,599,460
		Forty Portfolio, 34,043 shares (cost $ 1,257,205)	1,940,475
		Global Research Portfolio, 6,310 shares (cost $ 222,849)	401,440
		Balanced Portfolio, 26,582 shares (cost $ 824,104)	1,158,438

	T. Rowe Price Fixed Income Series, Inc.:
	***	Government Money Portfolio, 692,548 shares (cost $ 692,548)	692,548
		Limited Term Bond Portfolio, 178,162 shares (cost $ 881,155)	890,811

	T. Rowe Price Equity Series, Inc.:
		Equity Income Portfolio, 46,022 shares (cost $ 1,146,639)	1,206,242
	****	Moderate Allocation Portfolio, 159,902 shares (cost $ 3,217,986)	3,664,959
		Mid-Cap Growth Portfolio, 17,484 shares (cost $ 471,467)	585,173

	T. Rowe Price International Series, Inc.:
		International Stock Portfolio, 8,852 shares (cost $ 131,814)	151,187

	Vanguard Variable Insurance Fund:
		Balanced Portfolio, 28,574 shares (cost $ 633,060)	733,787
		Equity Index Portfolio, 8,942 shares (cost $ 334,102)	480,711
		High Yield Bond Portfolio, 9,511 shares (cost $ 72,295)	77,231
		Small Company Growth Portfolio, 22,458 shares (cost $ 456,234)	550,007
		Mid-Cap Index Portfolio, 19,254 shares (cost $ 388,141)	496,186
		REIT Index Portfolio, 20,370 shares (cost $ 262,017)	253,202

Total Assets			28,962,593
Total Liabilities			-

Net Assets			$28,962,593

See accompanying notes to financial statements
*	Formerly Janus Aspen Series
**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio
****	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF OPERATIONS

	For the Year Ended December 31, 2020
	Janus Henderson	Janus Henderson	Janus Henderson
	Research**	Enterprise	Forty
Investment income:
Dividends	$3,768	$9,038	$4,430

Expenses:
Mortality and expense risk charges	10,993	150,532	19,462

Net investment income (loss)	(7,225)	(141,494)	(15,032)

Realized gains (losses) on investments:
Realized net investment gain (loss)	81,828	635,008	21,491

Capital gain distributions received	73,617	898,287	114,653

Realized gain (loss) on investments and
capital gain distributions, net	155,445	1,533,295	136,144

Unrealized appreciation (depreciation), net	118,647	842,824	419,266

Net increase (decrease) in net assets
from operations	$266,867	$2,234,625	$540,378

	For the Year Ended December 31, 2020
	Janus Henderson
	Global	Janus Henderson
	Research	Balanced
Investment income:
Dividends	$2,660	$20,720

Expenses:
Mortality and expense risk charges	4,382	14,120

Net investment income (loss)	(1,722)	6,600

Realized gains (losses) on investments:
Realized net investment gain (loss)	36,806	89,343

Capital gain distributions received	20,371	19,557

Realized gain (loss) on investments and
capital gain distributions, net	57,177	108,900

Unrealized appreciation (depreciation), net	7,723	26,843

Net increase (decrease) in net assets
from operations	$63,178	$142,343

See accompanying notes to financial statements
** Formerly Janus Aspen Janus Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF OPERATIONS

	For the Year Ended December 31, 2020
	T. Rowe Price	T. Rowe Price
	Government	Limited Term	T. Rowe Price
	Money***	Bond	Equity Income
Investment income:
Dividends	$1,663	$17,456	$26,664

Expenses:
Mortality and expense risk charges	8,172	10,656	13,785

Net investment income (loss)	(6,509)	6,800	12,879

Realized gains (losses) on investments:
Realized net investment gain (loss)	-	(4,651)	68,204

Capital gain distributions received	-	-	25,530

Realized gain (loss) on investments and
capital gain distributions, net	-	(4,651)	93,734

Unrealized appreciation (depreciation), net	-	27,058	(131,600)

Net increase (decrease) in net assets
from operations	$(6,509)	$29,207	$(24,987)

	For the Year Ended December 31, 2020
	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Moderate	Mid-Cap	International
	Allocation****	Growth	Stock
Investment income:
Dividends	$46,922	$-	$762

Expenses:
Mortality and expense risk charges	41,512	6,462	1,641

Net investment income (loss)	5,410	(6,462)	(879)

Realized gains (losses) on investments:
Realized net investment gain (loss)	78,072	9,788	2,111

Capital gain distributions received	115,827	37,345	5,927

Realized gain (loss) on investments and
capital gain distributions, net	193,899	47,133	8,038

Unrealized appreciation (depreciation), net	242,161	70,181	9,528

Net increase (decrease) in net assets
from operations	$441,470	$110,852	$16,687

See accompanying notes to financial statements
*** Formerly T. Rowe Price Prime Reserve Portfolio
**** Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF OPERATIONS

	For the Year Ended December 31, 2020
	Vanguard	Vanguard	Vanguard
	Balanced	Equity Index	High Yield Bond
Investment income:
Dividends	$20,634	$7,916	$6,203

Expenses:
Mortality and expense risk charges	8,967	5,495	1,220

Net investment income (loss)	11,667	2,421	4,983

Realized gains (losses) on investments:
Realized net investment gain (loss)	57,648	38,168	(1,629)

Capital gain distributions received	25,164	9,286	-

Realized gain (loss) on investments and
capital gain distributions, net	82,812	47,454	(1,629)

Unrealized appreciation (depreciation), net	(27,707)	8,090	(163)

Net increase (decrease) in net assets
from operations	$66,772	$57,965	$3,191

	For the Year Ended December 31, 2020
	Vanguard	Vanguard
	Small Company	Mid-Cap	Vanguard
	Growth	Index	REIT Index
Investment income:
Dividends	$2,991	$6,838	$10,107

Expenses:
Mortality and expense risk charges	5,355	5,382	4,106

Net investment income (loss)	(2,364)	1,456	6,001

Realized gains (losses) on investments:
Realized net investment gain (loss)	(16,639)	15,860	(20,677)

Capital gain distributions received	43,224	25,603	6,356

Realized gain (loss) on investments and
capital gain distributions, net	26,585	41,463	(14,321)

Unrealized appreciation (depreciation), net	73,045	30,105	(26,659)

Net increase (decrease) in net assets
from operations	$97,266	$73,024	$(34,979)

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31

	Janus Henderson Research**		Janus Henderson Enterprise		Janus Henderson Forty
	2020	2019	2020	2019	2020	2019

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,225)	$(5,864)	$(141,494)	$(126,921)	$(15,032)	$(13,823)

Realized gains (losses) on investments	155,445	100,884	1,533,295	1,614,043	136,144	102,982

Unrealized appreciation (depreciation), net	118,647	133,007	842,824	2,065,148	419,266	303,566

Net increase (decrease) in net assets from operations	266,867	228,027	2,234,625	3,552,270	540,378	392,725

Contract transactions:
Purchase payments	26,562	8,801	49,792	38,948	11,282	8,106

Transfers between subaccounts, net	(92,952)	38,644	(76)	(115,442)	(3,036)	37,974

Withdrawals	(34,020)	(41,782)	(928,407)	(1,002,285)	(61,888)	(131,486)

Contract maintenance fees	(978)	(1,039)	(9,385)	(10,137)	(1,171)	(1,142)

Net increase (decrease) in net assets
derived from contract transactions	(101,388)	4,624	(888,076)	(1,088,916)	(54,813)	(86,548)

Total increase (decrease) in net assets	165,479	232,651	1,346,549	2,463,354	485,565	306,177

Net assets at beginning of year	915,257	682,606	13,252,911	10,789,557	1,454,910	1,148,733

Net assets at end of year	$1,080,736	$915,257	$14,599,460	$13,252,911	$1,940,475	$1,454,910

	For the Years Ended December 31
	Janus Henderson		Janus Henderson
	Global Research		Balanced
	2020	2019	2020	2019

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,722)	$(707)	$6,600	$8,401

Realized gains (losses) on investments	57,177	30,960	108,900	62,237

Unrealized appreciation (depreciation), net	7,723	55,652	26,843	151,208

Net increase (decrease) in net assets from operations	63,178	85,905	142,343	221,846

Contract transactions:
Purchase payments	3,164	2,181	12,315	9,286

Transfers between subaccounts, net	(2,402)	115	(7,982)	17,703

Withdrawals	(54,730)	(20,785)	(218,083)	(106,489)

Contract maintenance fees	(352)	(412)	(1,444)	(1,463)

Net increase (decrease) in net assets
derived from contract transactions	(54,320)	(18,901)	(215,194)	(80,963)

Total increase (decrease) in net assets	8,858	67,004	(72,851)	140,883

Net assets at beginning of year	392,582	325,578	1,231,289	1,090,406

Net assets at end of year	$401,440	$392,582	$1,158,438	$1,231,289

See accompanying notes to financial statements
** Formerly Janus Aspen Janus Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31
	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Government Money***		Limited Term Bond		Equity Income
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,509)	$3,825	$6,800	$10,778	$12,879	$14,972

Realized gains (losses) on investments	-	-	(4,651)	(2,882)	93,734	125,059

Unrealized appreciation (depreciation), net	-	-	27,058	19,813	(131,600)	155,888

Net increase (decrease) in net assets from operations	(6,509)	3,825	29,207	27,709	(24,987)	295,919

Contract transactions:
Purchase payments	2,075	2,888	12,705	9,838	10,237	8,012

Transfers between subaccounts, net	129,576	591	58,924	6,248	(18,004)	(32,391)

Withdrawals	(16,598)	(191,781)	(90,766)	(58,971)	(161,316)	(114,156)

Contract maintenance fees	(478)	(513)	(1,014)	(987)	(1,163)	(1,325)

Net increase (decrease) in net assets
derived from contract transactions	114,575	(188,815)	(20,151)	(43,872)	(170,246)	(139,860)

Total increase (decrease) in net assets	108,066	(184,990)	9,056	(16,163)	(195,233)	156,059

Net assets at beginning of year	584,482	769,472	881,755	897,918	1,401,475	1,245,416

Net assets at end of year	$692,548	$584,482	$890,811	$881,755	$1,206,242	$1,401,475

	For the Years Ended December 31
	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Moderate Allocation****		Mid-Cap Growth		International Stock
	2020	2019	2020	2019	2020	2019

Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,410	$28,254	$(6,462)	$(7,172)	$(879)	$1,406

Realized gains (losses) on investments	193,899	194,261	47,133	94,907	8,038	15,173

Unrealized appreciation (depreciation), net	242,161	430,122	70,181	83,034	9,528	20,817

Net increase (decrease) in net assets from operations	441,470	652,637	110,852	170,769	16,687	37,396

Contract transactions:
Purchase payments	10,530	12,210	3,069	3,431	4,039	3,840

Transfers between subaccounts, net	(4,757)	(27,502)	(23,492)	(30,958)	(11,563)	(25,557)

Withdrawals	(478,299)	(767,271)	(82,588)	(195,920)	(11,402)	(16,257)

Contract maintenance fees	(2,811)	(3,149)	(522)	(543)	(194)	(224)

Net increase (decrease) in net assets
derived from contract transactions	(475,337)	(785,712)	(103,533)	(223,990)	(19,120)	(38,198)

Total increase (decrease) in net assets	(33,867)	(133,075)	7,319	(53,221)	(2,433)	(802)

Net assets at beginning of year	3,698,826	3,831,901	577,854	631,075	153,620	154,422

Net assets at end of year	$3,664,959	$3,698,826	$585,173	$577,854	$151,187	$153,620

See accompanying notes to financial statements
*** Formerly T. Rowe Price Prime Reserve Portfolio
**** Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31
	Vanguard		Vanguard		Vanguard
	Balanced		Equity Index		High Yield Bond
	2020	2019	2020	2019	2020	2019

Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,667	$12,924	$2,421	$1,855	$4,983	$6,219

Realized gains (losses) on investments	82,812	59,117	47,454	16,441	(1,629)	(731)

Unrealized appreciation (depreciation), net	(27,707)	90,260	8,090	82,763	(163)	10,958

Net increase (decrease) in net assets from operations	66,772	162,301	57,965	101,059	3,191	16,446

Contract transactions:
Purchase payments	8,512	5,018	1,378	1,660	380	440

Transfers between subaccounts, net	(7,865)	(1,822)	(5,451)	137,523	(18,024)	3,291

Withdrawals	(256,868)	(30,761)	(97,574)	(12,977)	(33,498)	(12,846)

Contract maintenance fees	(498)	(536)	(364)	(277)	(122)	(149)

Net increase (decrease) in net assets
derived from contract transactions	(256,719)	(28,101)	(102,011)	125,929	(51,264)	(9,264)

Total increase (decrease) in net assets	(189,947)	134,200	(44,046)	226,988	(48,073)	7,182

Net assets at beginning of year	923,734	789,534	524,757	297,769	125,304	118,122

Net assets at end of year	$733,787	$923,734	$480,711	$524,757	$77,231	$125,304

	For the Years Ended December 31
	Vanguard		Vanguard		Vanguard
	Small Company Growth		Mid-Cap Index		REIT Index
	2020	2019	2020	2019	2020	2019

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,364)	$(3,260)	$1,456	$1,458	$6,001	$6,115

Realized gains (losses) on investments	26,585	49,040	41,463	54,301	(14,321)	20,190

Unrealized appreciation (depreciation), net	73,045	62,787	30,105	60,634	(26,659)	71,786

Net increase (decrease) in net assets from operations	97,266	108,567	73,024	116,393	(34,979)	98,091

Contract transactions:
Purchase payments	2,689	2,726	1,850	1,725	759	1,385

Transfers between subaccounts, net	3,734	(7,456)	(947)	1,351	4,318	(2,314)

Withdrawals	(35,193)	(49,861)	(56,766)	(51,782)	(160,613)	(22,461)

Contract maintenance fees	(377)	(377)	(308)	(320)	(284)	(305)

Net increase (decrease) in net assets
derived from contract transactions	(29,147)	(54,968)	(56,171)	(49,026)	(155,820)	(23,695)

Total increase (decrease) in net assets	68,119	53,599	16,853	67,367	(190,799)	74,396

Net assets at beginning of year	481,888	428,289	479,333	411,966	444,001	369,605

Net assets at end of year	$550,007	$481,888	$496,186	$479,333	$253,202	$444,001

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 and 2019

1.	Organization

The Sentry Variable Account II (the Variable Account) is a segregated investment account of Sentry Life Insurance Company (the Company), which is a stock company 100% owned by Sentry Insurance a Mutual Company (SIAMCO), and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued new sales of variable annuity contracts on December 1, 2004.  Management of the Company has determined that there is no justification for substantial doubt regarding the Variable Account's ability to continue as a going concern.

The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Henderson Series - Institutional Shares, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value (NAV) in accordance with the selection made by contract owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.  A copy of the Funds' annual reports is included in the Variable Account's Annual Report.

The Variable Account meets the definition of an investment company under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Valuation of Investments

Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2020. The Funds value their investment securities at fair value.

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

Subsequent Events

In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2020 through February 22, 2021, the date the financial statements were issued.  No significant subsequent events were identified.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 and 2019

2.	Significant Accounting Policies (continued)

Effective January 1, 2021 (the effective date), SIAMCO reorganized its corporate structure (the reorganization). On the effective date and as part of the reorganization, SIAMCO converted to Sentry Insurance Company (“SIC”), a stock insurer. SIC is 100% owned by Sentry Holdings, Inc., an intermediate holding company, which is 100% owned by Sentry Mutual Holding Company. The Company and the Variable Account does not expect the reorganization to have a material impact on its financial statements.

3.	Purchases and Sales of Securities
	In 2020, purchases and proceeds on sales of the Funds' shares were as follows:			Proceeds
			Purchases	on Sales
	**	Janus Henderson Research Portfolio	$104,920	$139,915
		Janus Henderson Enterprise Portfolio	999,096	1,130,379
		Janus Henderson Forty Portfolio	130,365	85,556
		Janus Henderson Global Research Portfolio	27,490	63,161
		Janus Henderson Balanced Portfolio	78,596	267,633
	***	T. Rowe Price Government Money Portfolio	133,314	25,248
		T. Rowe Price Limited Term Bond Portfolio	104,998	118,349
		T. Rowe Price Equity Income Portfolio	64,664	196,501
	****	T. Rowe Price Moderate Allocation Portfolio	176,209	530,308
		T. Rowe Price Mid-Cap Growth Portfolio	44,398	117,047
		T. Rowe Price International Stock Portfolio	10,875	24,947
		Vanguard Balanced Portfolio	56,071	275,958
		Vanguard Equity Index Portfolio	19,005	109,309
		Vanguard High Yield Bond Portfolio	8,174	54,456
		Vanguard Small Company Growth Portfolio	55,960	44,246
		Vanguard Mid-Cap Index Portfolio	34,604	63,715
		Vanguard REIT Index Portfolio	21,628	165,091
		Total	$2,070,367	$3,411,819

	In 2019, purchases and proceeds on sales of the Funds' shares were as follows:			Proceeds
			Purchases	on Sales
	**	Janus Henderson Research Portfolio	$131,822	$52,540
		Janus Henderson Enterprise Portfolio	855,363	1,326,532
		Janus Henderson Forty Portfolio	151,475	149,189
		Janus Henderson Global Research Portfolio	27,283	25,512
		Janus Henderson Balanced Portfolio	83,029	124,015
	***	T. Rowe Price Government Money Portfolio	16,386	201,377
		T. Rowe Price Limited Term Bond Portfolio	39,978	73,072
		T. Rowe Price Equity Income Portfolio	123,112	165,410
	****	T. Rowe Price Moderate Allocation Portfolio	189,972	853,165
		T. Rowe Price Mid-Cap Growth Portfolio	84,996	275,784
		T. Rowe Price International Stock Portfolio	14,440	45,141
		Vanguard Balanced Portfolio	83,717	52,215
		Vanguard Equity Index Portfolio	154,726	18,479
		Vanguard High Yield Bond Portfolio	11,678	14,722
		Vanguard Small Company Growth Portfolio	60,898	66,766
		Vanguard Mid-Cap Index Portfolio	46,863	57,898
		Vanguard REIT Index Portfolio	32,755	30,142
		Total	$2,108,493	$3,531,959

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio
****	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 and 2019

4.	Expenses and Related Party Transactions

A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account.  This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units.  If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.  This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value.  Premium taxes up to 3.0% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.  In the event contracts would be issued in states assessing  their  premium taxes  at the  time purchase payments are made,  the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.  The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

		Level 1	Level 2	Level 3	Total

	Variable Account Investments	-	$ 28,962,593	-	$ 28,962,593

The Variable Account only invests in funds with fair value measurements in Level 2 and did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 and 2019

6.	Changes in Units Outstanding
	The changes in units outstanding for the year ended December 31, 2020 were as follows:
			Units	Units	Net Increase
			Issued	Redeemed	(Decrease)
	**	Janus Henderson Research Portfolio	1,503	6,544	(5,040)
		Janus Henderson Enterprise Portfolio	542	5,347	(4,805)
		Janus Henderson Forty Portfolio	320	1,844	(1,524)
		Janus Henderson Global Research Portfolio	350	4,619	(4,270)
		Janus Henderson Balanced Portfolio	1,218	8,083	(6,865)
	***	T. Rowe Price Government Money Portfolio	6,575	855	5,721
		T. Rowe Price Limited Term Bond Portfolio	2,293	2,843	(549)
		T. Rowe Price Equity Income Portfolio	448	6,432	(5,984)
	****	T. Rowe Price Moderate Allocation Portfolio	159	5,615	(5,457)
		T. Rowe Price Mid-Cap Growth Portfolio	131	1,961	(1,830)
		T. Rowe Price International Stock Portfolio	300	1,631	(1,331)
		Vanguard Balanced Portfolio	321	8,108	(7,787)
		Vanguard Equity Index Portfolio	55	3,399	(3,344)
		Vanguard High Yield Bond Portfolio	80	2,172	(2,092)
		Vanguard Small Company Growth Portfolio	301	1,059	(758)
		Vanguard Mid-Cap Index Portfolio	60	1,422	(1,363)
		Vanguard REIT Index Portfolio	137	4,251	(4,114)

	The changes in units outstanding for the year ended December 31, 2019 were as follows:
			Units	Units	Net Increase
			Issued	Redeemed	(Decrease)
	**	Janus Henderson Research Portfolio	2,845	2,786	60
		Janus Henderson Enterprise Portfolio	509	6,986	(6,476)
		Janus Henderson Forty Portfolio	1,680	5,052	(3,372)
		Janus Henderson Global Research Portfolio	199	1,979	(1,780)
		Janus Henderson Balanced Portfolio	1,079	4,071	(2,991)
	***	T. Rowe Price Government Money Portfolio	182	9,603	(9,421)
		T. Rowe Price Limited Term Bond Portfolio	496	1,664	(1,168)
		T. Rowe Price Equity Income Portfolio	317	5,051	(4,734)
	****	T. Rowe Price Moderate Allocation Portfolio	273	10,199	(9,926)
		T. Rowe Price Mid-Cap Growth Portfolio	867	5,299	(4,432)
		T. Rowe Price International Stock Portfolio	374	3,137	(2,764)
		Vanguard Balanced Portfolio	476	1,458	(982)
		Vanguard Equity Index Portfolio	4,560	470	4,090
		Vanguard High Yield Bond Portfolio	174	569	(396)
		Vanguard Small Company Growth Portfolio	167	1,691	(1,524)
		Vanguard Mid-Cap Index Portfolio	92	1,441	(1,349)
		Vanguard REIT Index Portfolio	35	658	(623)

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio
****	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 and 2019

7.	Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2020 is as follows:

				Net Assets		Expenses as a %	Income as a %
				Unit		of Average Net	of Average Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
	**	Janus Henderson Research Portfolio	44,778	$24.14	$1,081	1.20%	0.41%	31.37%
		Janus Henderson Enterprise Portfolio	67,141	217.44	14,599	1.20	0.07	18.04
		Janus Henderson Forty Portfolio	46,512	41.72	1,940	1.20	0.27	37.75
		Janus Henderson Global Research Portfolio	26,674	15.05	401	1.20	0.73	18.62
		Janus Henderson Balanced Portfolio	34,240	33.83	1,158	1.20	1.77	12.95
	***	T. Rowe Price Government Money Portfolio	34,874	19.86	693	1.20	0.24	(0.95)
		T. Rowe Price Limited Term Bond Portfolio	22,803	39.07	891	1.20	1.97	3.46
		T. Rowe Price Equity Income Portfolio	37,071	32.54	1,206	1.20	2.37	(0.04)
	****	T. Rowe Price Moderate Allocation Portfolio	38,384	95.48	3,665	1.20	1.36	13.17
		T. Rowe Price Mid-Cap Growth Portfolio	8,801	66.49	585	1.20	-	22.33
		T. Rowe Price International Stock Portfolio	8,935	16.92	151	1.20	0.57	13.08
		Vanguard Balanced Portfolio	20,675	35.49	734	1.20	2.80	9.36
		Vanguard Equity Index Portfolio	12,165	39.52	481	1.20	1.75	16.79
		Vanguard High Yield Bond Portfolio	3,014	25.62	77	1.20	6.27	4.41
		Vanguard Small Company Growth Portfolio	11,423	48.15	550	1.20	0.67	21.71
		Vanguard Mid-Cap Index Portfolio	10,733	46.23	496	1.20	1.54	16.66
		Vanguard REIT Index Portfolio	6,346	39.90	253	1.20	3.02	(6.00)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2019 is as follows:

				Net Assets		Expenses as a %	Income as a %
				Unit		of Average Net	of Average Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
	**	Janus Henderson Research Portfolio	49,818	$18.37	$915	1.20%	0.46%	33.92%
		Janus Henderson Enterprise Portfolio	71,947	184.20	13,253	1.20	0.20	33.89
		Janus Henderson Forty Portfolio	48,036	30.29	1,455	1.20	0.15	35.54
		Janus Henderson Global Research Portfolio	30,943	12.69	393	1.20	1.00	27.52
		Janus Henderson Balanced Portfolio	41,105	29.95	1,231	1.20	1.91	21.14
	***	T. Rowe Price Government Money Portfolio	29,153	20.05	584	1.20	1.72	0.51
		T. Rowe Price Limited Term Bond Portfolio	23,352	37.76	882	1.20	2.40	3.11
		T. Rowe Price Equity Income Portfolio	43,054	32.55	1,401	1.20	2.30	24.90
	****	T. Rowe Price Moderate Allocation Portfolio	43,841	84.37	3,699	1.20	1.94	18.38
		T. Rowe Price Mid-Cap Growth Portfolio	10,631	54.35	578	1.20	0.11	29.74
		T. Rowe Price International Stock Portfolio	10,266	14.96	154	1.20	2.04	26.26
		Vanguard Balanced Portfolio	28,461	32.46	924	1.20	2.69	21.04
		Vanguard Equity Index Portfolio	15,508	33.84	525	1.20	1.64	29.75
		Vanguard High Yield Bond Portfolio	5,106	24.54	125	1.20	6.18	14.30
		Vanguard Small Company Growth Portfolio	12,181	39.56	482	1.20	0.51	26.59
		Vanguard Mid-Cap Index Portfolio	12,096	39.63	479	1.20	1.50	29.33
		Vanguard REIT Index Portfolio	10,460	42.45	444	1.20	2.63	27.29

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio
****	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 and 2019

7.	Financial Highlights (continued)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2018 is as follows:

				Net Assets		Expenses as a %	Income as a %
				Unit		of Average Net	of Average Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
	**	Janus Henderson Research Portfolio	49,758	$13.72	$683	1.20%	0.56%	(3.75)
		Janus Henderson Enterprise Portfolio	78,423	137.58	10,790	1.20	0.24	(1.61)%
		Janus Henderson Forty Portfolio	51,408	22.35	1,149	1.20	-	0.76
		Janus Henderson Global Research Portfolio	32,724	9.95	326	1.20	1.14	(7.98)
		Janus Henderson Balanced Portfolio	44,096	24.73	1,090	1.20	2.15	(0.52)
	***	T. Rowe Price Government Money Portfolio	38,574	19.95	769	1.20	1.32	0.11
		T. Rowe Price Limited Term Bond Portfolio	24,520	36.62	898	1.20	2.01	(0.03)
		T. Rowe Price Equity Income Portfolio	47,788	26.06	1,245	1.20	2.02	(10.59)
		T. Rowe Price Personal Strategy Balanced Portfolio	53,766	71.27	3,832	1.20	1.77	(6.22)
		T. Rowe Price Mid-Cap Growth Portfolio	15,064	41.89	631	1.20	-	(3.21)
		T. Rowe Price International Stock Portfolio	13,030	11.85	154	1.20	1.24	(15.24)
		Vanguard Balanced Portfolio	29,444	26.82	790	1.20	2.38	(4.57)
		Vanguard Equity Index Portfolio	11,418	26.08	298	1.20	1.75	(5.65)
		Vanguard High Yield Bond Portfolio	5,502	21.47	118	1.20	4.91	(3.90)
		Vanguard Small Company Growth Portfolio	13,705	31.25	428	1.20	0.39	(8.38)
		Vanguard Mid-Cap Index Portfolio	13,445	30.64	412	1.20	1.21	(10.42)
		Vanguard REIT Index Portfolio	11,083	33.35	370	1.20	3.07	(6.48)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2017 is as follows:

				Net Assets		Expenses as a %	Income as a %
				Unit		of Average Net	of Average Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
	**	Janus Henderson Research Portfolio	56,687	$14.25	$808	1.20%	0.39	26.37%
		Janus Henderson Enterprise Portfolio	97,780	139.83	13,673	1.20	0.25	25.92
		Janus Henderson Forty Portfolio	54,952	22.18	1,219	1.20	-	28.78
		Janus Henderson Global Research Portfolio	33,813	10.81	366	1.20	0.84	25.53
		Janus Henderson Balanced Portfolio	45,883	24.86	1,141	1.20	1.59	17.03
	***	T. Rowe Price Government Money Portfolio	36,778	19.93	733	1.20	0.34	(0.86)
		T. Rowe Price Limited Term Bond Portfolio	26,004	36.63	953	1.20	1.46	(0.15)
		T. Rowe Price Equity Income Portfolio	50,290	29.15	1,466	1.20	1.74	14.65
		T. Rowe Price Personal Strategy Balanced Portfolio	63,873	75.99	4,854	1.20	1.52	16.02
		T. Rowe Price Mid-Cap Growth Portfolio	16,390	43.28	709	1.20	-	23.30
		T. Rowe Price International Stock Portfolio	15,563	13.98	218	1.20	1.10	26.37
		Vanguard Balanced Portfolio	31,451	28.10	884	1.20	2.30	13.36
		Vanguard Equity Index Portfolio	13,277	27.64	367	1.20	1.82	20.22
		Vanguard High Yield Bond Portfolio	6,947	22.34	155	1.20	4.89	5.74
		Vanguard Small Company Growth Portfolio	14,556	34.11	496	1.20	0.47	22.01
		Vanguard Mid-Cap Index Portfolio	14,818	34.21	507	1.20	1.19	17.67
		Vanguard REIT Index Portfolio	12,341	35.66	440	1.20	2.64	3.53

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 and 2019

7.	Financial Highlights (continued)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2016 is as follows:

				Net Assets		Expenses as a %	Income as a %
				Unit		of Average Net	of Average Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
		Janus Aspen Janus Portfolio	61,790	$11.28	$697	1.20%	0.53%	(0.69)%
		Janus Aspen Enterprise Portfolio	103,368	111.05	11,479	1.20	0.14	11.03
		Janus Aspen Forty Portfolio	64,112	17.22	1,104	1.20	-	0.98
		Janus Aspen Global Research Portfolio	38,513	8.61	332	1.20	1.09	0.85
		Janus Aspen Balanced Portfolio	49,036	21.24	1,042	1.20	2.19	3.36
	***	T. Rowe Price Government Money Portfolio	37,993	20.10	764	1.20	-	(1.19)
		T. Rowe Price Limited Term Bond Portfolio	26,371	36.69	967	1.20	1.36	0.16
		T. Rowe Price Equity Income Portfolio	52,703	25.42	1,340	1.20	2.29	17.76
		T. Rowe Price Personal Strategy Balanced Portfolio	68,904	65.50	4,513	1.20	1.65	5.19
		T. Rowe Price Mid-Cap Growth Portfolio	17,946	35.10	630	1.20	-	5.00
		T. Rowe Price International Stock Portfolio	17,726	11.06	196	1.20	1.06	0.91
		Vanguard Balanced Portfolio	31,890	24.79	790	1.20	2.53	9.70
		Vanguard Equity Index Portfolio	14,289	22.99	329	1.20	2.28	10.49
		Vanguard High Yield Bond Portfolio	7,422	21.13	157	1.20	5.30	10.03
		Vanguard Small Company Growth Portfolio	16,540	27.95	462	1.20	0.35	13.58
		Vanguard Mid-Cap Index Portfolio	16,750	29.07	487	1.20	1.32	9.80
		Vanguard REIT Index Portfolio	15,167	34.45	522	1.20	2.36	7.07

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

***	Formerly T. Rowe Price Prime Reserve Portfolio

8.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h).  The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.